Earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings (loss) per share
Earnings (loss) per share

34 Earnings (loss) per share

Basic earnings per ordinary share are calculated by dividing profit for the period attributable to Eni’s shareholders by the weighted average number of ordinary shares issued and outstanding during the period, excluding treasury shares.

Diluted earnings per share are calculated by dividing the profit of the period attributable to Eni’s shareholders by the weighted average number of shares fully diluted, excluding treasury shares, and including the number of potential shares to be issued. As of December 31, 2025, the shares that could be potentially issued related to the estimation of new shares that will vest in connection with the 2023-2025 long-term monetary incentive plans and the convertible bond issued in 2023.

In determining basic and diluted earnings per share, the net profit for the period attributable to Eni is adjusted to take into account the remuneration of perpetual subordinated bonds and the convertible bond, net of tax effect, calculated by using the amortized cost method.

Reconciliation of basic and diluted earnings per share was as follows:

		2025	2024	2023
Weighted average number of shares used for basic earnings per share		3,024,753,353	3,167,006,396	3,303,766,512
Potential shares to be issued for ILT incentive plan		6,350,799	6,369,161	6,352,583
Potential shares to be issued for Sustainability-linked bond		56,975,836	56,975,836	17,014,702
Weighted average number of shares used for diluted earnings per share		3,088,079,988	3,230,351,393	3,327,133,797

Eni’s profit	(€ million)	2,608	2,624	4,771
Remuneration of subordinated perpetual bonds net of tax effect	(€ million)	(237)	(132)	(109)
Eni’s profit for basic earnings per share	(€ million)	2,371	2,492	4,662
Remuneration of Sustainability-linked bond net of tax effect	(€ million)	31	31	9
Eni’s profit for diluted earnings per share	(€ million)	2,402	2,523	4,671
Basic earnings per share	(€ per share)	0.78	0.79	1.41
Diluted earnings per share	(€ per share)	0.78	0.78	1.40